Property, Plant and Equipment, Net - Schedule of Future Minimum Capital Expenditures (Details)	Jun. 30, 2019 USD ($)
2020	$ 10,200,000
2021	1,500,000
Total	11,700,000
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
2020	4,200,000
2021
Total	4,200,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
2020	6,000,000
2021	1,500,000
Total	$ 7,500,000